ING LOGO AMERICAS US Legal Services
Anngharaad S. Reid Paralegal (860) 723-2275 Fax: (860) 723-2216 anngharaad.reid@us.ing.com
December 1, 2005	BY EDGARLINK

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549
Re:

ReliaStar Life Insurance Company of New York
ReliaStar Life Insurance Company of New York Variable Life Separate Account I
Post-Effective Amendment No. 4 to Registration Statement on Form N-6
Prospectus Title: ING Investor Elite NY Variable Universal Life Insurance Policy
File Nos.: 333-117617 and 811-03427
Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of ReliaStar Life Insurance Company of New York and its ReliaStar Life Insurance Company of New York Variable Life Separate Account I, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

  The form of Prospectus Supplement that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on November 28, 2005.

If you have any questions regarding this submission, please call the undersigned at 860-723-2275.

Sincerely, /s/ Anngharaad S. Reid Anngharaad S. Reid

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation